Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 7. Goodwill

Goodwill balances and activity for the three months ended March 31, 2023 and year ended December 31, 2022 consisted of the following:

Balance at December 31, 2022	$25,093,000
Goodwill adjustment	-
Balance at March 31, 2023	$25,093,000

During the year ended December 31, 2022, management performed annual goodwill impairment testing. No goodwill impairment was identified as a result of these tests. We used qualitative factors to determine whether it was more likely than not (likelihood of more than 50%) that the fair value of a reporting unit exceeded its carrying amount.

Note 8. Goodwill

Goodwill balances and activity for the year ended December 31, 2022 and year ended December 31, 2021 consisted of the following:

Balance at December 31, 2021	$25,093,000
Goodwill adjustment	-
Balance at December 31, 2022	$25,093,000

During 2022 and 2021, management performed annual goodwill impairment testing. No goodwill impairment was identified as a result of these tests. As of June 1, 2022 a quantitative analysis was prepared utilizing the Market Approach and Income Approach valuing the Company. The guideline public company Market Approach produced a mean business enterprise value indication using estimated 2025 results of $69.24 million. The Income Approach was based upon the use of a discounted pro forma cash flow model and produced a business enterprise value indication of $56.54 million. A weighting of 20% to the weighted value indicated was applied under the Market Approach, a weighting of 10% to the prior transaction value and a weighting of 70% to the value indicated under the Income Approach. A lower weighting was applied to the Market Approach due to the fact of using forecasted earnings of the Company. Based upon the above weightings, an initial value of $57.26 million for Impact was calculated. Adding cash and cash equivalents of $33,000 to the initial business enterprise value produced a concluded business enterprise value of $57.29 million (rounded) for Impact. Subtracting interest-bearing debt of $13.15 million, results in a Fair Value for the common equity of Impact of $44.14 million. As of June 1, 2022, the indicated equity value exceeded the carrying amount by approximately $4.9 million or 12.5%.

During 2021, we used qualitative factors to determine whether it was more likely than not (likelihood of more than 50%) that the fair value of a reporting unit exceeded its carrying amount.